The RAM Funds

April 5, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       The RAM Funds (the “Registrant”)
   File Nos. 811-22162; 333-148517

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The RAM Funds’ registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Please contact the undersigned at 513.587.3451 if you have any questions.

Sincerely,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary

The RAM Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246